DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2019
DERIVATIVE FINANCIAL INSTRUMENTS [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
12	DERIVATIVE FINANCIAL INSTRUMENTS

Bunker swaps - analysed between:
	2019	2018
	US$’000	US$’000
Assets
Current assets	173	-

Liabilities
Current liabilities	-	(867)

The Group has entered into a number of bunker swaps, as follows:

2019
Current assets
Derivative instruments in designated hedge accounting relationships:

Settlement periods		Strike price	Quantity	Notional value	Fair value gain
		US$	MT	US$’000	US$’000

March 2020	Rott 0.5% Brg	471.3	600	283	40
January 2020 to February 2020	GO 10ppm	75.7	505	38	22
January 2020 to June 2020	ICE LS GasOil	566.5	2,400	1,360	111
				1,681	173

2018
Current liabilities
Derivative instruments in designated hedge accounting relationships:

Settlement periods		Strike price	Quantity	Notional value	Fair value gain
		US$	MT	US$’000	US$’000

January 2019 to February 2019	MOPS380	457.75	1000	458	(135)
January 2019	MOPS380	419.00	350	147	(33)
January 2019	MOPS180	425.25	350	149	(34)
May 2019	MOPS180	403.50	350	141	(31)
September 2019	MOPS180	377.50	350	132	(26)
January 2019 to September 2019	Rott 3.5% Brg	338.50	1,800	609	(101)
January 2019 to September 2019	MOPS180	368.50	3,060	1,128	(164)
January 2019 to September 2019	Rott 3.5% Brg	369.75	1,350	499	(118)
January 2019 to September 2019	MOPS180	403.00	1,350	544	(119)
January 2019 to March 2019	MOPS380	406.00	1,500	609	(106)
				4,416	(867)